Securities Act Registration	No. 33-10830

	Investment Company Act Registration No.  811-4959


SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
	Pre-Effective Amendment No.		[   ]
	Post-Effective Amendment No. 13		[X]

and/or
REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940	[   ]
AMENDMENT NO. 13
	__________________			[ X ]
Smith Barney Variable Account Funds
(a Maryland Corporation)
(Exact Name of Registrant as Specified in Charter)
388 Greenwich Street
New York, New York  10013
(Address of Principal Executive Offices)
(212) 816-6474
(Registrant's Telephone Number, including Area Code)
Christina T. Sydor, Secretary
Smith Barney Variable Account Funds
388 Greenwich Street
New York, New York  10013
(Name and Address of Agent for Service)
_____________________
Copies to:
John Baumgardner, Esq.
Sullivan & Cromwell
125 Broad Street
New York, New York  10004

Burt Leibert
Willkie Farr & Gallagher
787 Seventh Avenue
New York, New York  10019
______________
Approximate Date of Proposed Public Offering:  Continuous.

It is proposed that this filing will become effective (check appropriate box):
[XX]	Immediately upon filing pursuant to paragraph (b) of Rule 485

[  ]	On (date) pursuant to paragraph (b) of Rule 485

[  ]	60 days after filing pursuant to paragraph (a) of Rule 485
[  ]   On (date) pursuant to	paragraph (a)(1) of Rule 485
[  ]	75 days after filing pursuant to paragraph (a)(2) of rule 485
[  ]	On (date) pursuant to paragraph (a)(2)of Rule 485

If appropriate, check the following box:
[  ]	This post-effective amendment designates
a new effective date for a previously filed post effective amendment.

Title of Securities Being Registered:  Shares of Beneficial Interest


SMITH BARNEY VARIABLE ACCOUNT FUNDS

FORM  N-1A


SMITH BARNEY VARIABLE ACCOUNT FUNDS

PART A






SMITH BARNEY VARIABLE ACCOUNT FUNDS





Prospectus

April 30, 1999







The Income and Growth Portfolio seeks current income and long-term growth of income and capital by investing primarily in common stocks.

The U.S. Government/High Quality Securities Portfolio seeks high current income and security of principal from a portfolio consisting primarily of U.S. Government Obligations and other high quality fixed income securities. [This Portfolio currently has insufficient assets to enable it to invest in accordance with its investment program and as a result invests all of its assets in repurchase agreements.]

The Reserve Account Portfolio seeks current income from a portfolio of money market instruments and other high quality fixed income obligations with limited maturities. This Portfolio currently has insufficient assets to enable it to invest in accordance with its investment program and as a result invests all of its assets in repurchase agreements.






Shares of each Portfolio are offered only to insurance company separate accounts which fund certain variable annuity and variable life insurance contracts. This prospectus should be read together with the prospectus for those contracts.

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

Contents






















Fund goal and main strategies

Page




The Income and Growth Portfolio

1




The U.S. Government/High Quality
Securities
Portfolio


3




The Reserve Account Portfolio

5




More on the Portfolios' investments

6




Management

7




Share transactions

8




Share price

9




Dividends, distributions and taxes

9




Financial highlights

10



The manager:

SSBC Fund Management Inc. (SSBC) serves as the manager and selects investments for each Portfolio. SSBC is an affiliate of Salomon Smith Barney Inc. and subsidiary of Citigroup Inc. Citigroup businesses produce a broad range of financial services - asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading - and use diverse channels to make them available to consumers and corporate customers around the world.

You should know:

An investment in a Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund goal and main strategies
The Income and Growth Portfolio

Investment objective

Current income and long-term growth of income and capital.

Key investments
The Portfolio invests primarily in dividend paying common stocks of U.S. companies having market capitalizations of at least $5 billion at the time of investment.


Selection process

The manager employs a two-step selection process.
First, the manager uses proprietary
models and fundamental research to find stocks that are underpriced in the market relative to their fundamental value. Next, the manager looks for a positive catalyst in the company's near term outlook which the manager believes would accelerate earnings.

In selecting individual companies for investment, the manager looks for the following:
-	Low market valuations measured by the manager's valuation models
-Above average dividend yields and established dividend records
-Positive changes in earnings prospects because of
-	New management
-	Effective research, product development and marketing
-	A business strategy not yet recognized by the marketplace
-	Regulatory changes favoring the company
-	High return on invested capital and strong cash flow
-	Liquidity


Principal risks of investing in the Portfolio

While an investment in common stocks offers the potential
 for capital appreciation, it
also involves certain risks. Investors could lose money on their investment in the
Portfolio, or the Portfolio may not perform as well as other investments, if any of the following occurs:



?	The U.S. stock market goes down.

?	Value stocks or larger capitalization stocks fall
temporarily out of favor with investors.

? An adverse event depresses the value of a company's stock held by the Portfolio.

The manager's judgment about the attractiveness, value
 or potential appreciation of a
particular stock proves to be incorrect.







Portfolio performance
This bar chart indicates the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year.
The table shows how the Portfolio's
average annual returns for different calendar periods compare to the return of the Standard & Poor's (S&P) 500 Index. The S&P 500 Index is an index of widely held common stocks listed on the New York and American Stock Exchanges and the over-the-counter markets. Figures for the index include reinvestment of dividends. The index is unmanaged and is not subject to management and trading expenses as the Portfolio is. Past performance does not necessarily indicate how the Portfolio will perform in the future.




The bar chart shows the performance of the Portfolio's shares for each full calendar year since its inception in 1989.


Quarterly returns:
Highest: 15.10% in 1st quarter 1998
Lowest: -11.59% in 3rd quarter 1998





Portfolio manager

Ellen Cardozo Sonsino

Ellen Cardozo Sonsino is primarily responsible for the day-to-day management of the
Portfolio.  Ms. Sonsino, an investment officer of SSBC Fund Management Inc.
 and a managing director of Salomon Smith Barney, has been with Salomon Smith Barney since
1984 and has 21 years of investment management experience.



 Fund goal and main strategies
The U.S. Government/High
Quality Securities Portfolio

Investment objective

High current income and security of principal.

Key investments

The Portfolio invests primarily in U.S. government securities and in U.S. corporate fixed income obligations. A substantial portion of the Portfolio's assets may be invested in mortgage-related securities, including GNMA Certificates. GNMA Certificates represent part ownership of a pool of mortgage loans with the characteristic that the timely payment of principal and interest from the pool is guaranteed by the U.S. Government.

Credit quality: The Portfolio invests primarily in high quality fixed income securities, which are securities rated within the two highest rating categories by a nationally recognized ratings organization, or, if unrated, are of equivalent quality as determined by the manager. All of the Portfolio's nvestments will be rated at least investment grade at the time of purchase.

Maturity: The Portfolio maintains an average portfolio maturity of between 1 and 5 years. Average maturity is a dollar weighted average of the maturities of individual fixed income securities which the Portfolio owns. The Portfolio may invest in
individual securities of any maturity.

Selection process

The manager employs a three step "top down" investment approach to selecting investments for the Portfolio by identifying undervalued sectors of the fixed income securities market first and then selecting attractive individual securities within those undervalued sectors. As the third component to this approach, the manager evaluates each potential investment to determine whether that security would introduce undue risk to the overall portfolio.

Specifically, the manager:

? Uses fundamental research methods to identify undervalued sectors of the government and corporate debt markets and adjusts portfolio positions to take advantage of new information
Determines appropriate sector and maturity weightings based on the manager's intermediate and long-term assessments of broad economic and interest rate trends
? Analyzes yield, maturity, issue classification and quality characteristics of individual securities to identify those which the manager believes offer high levels of current income at lower levels of risk





Principal risks of investing in the Portfolio

While an investment in fixed income securities generally involves less risk than an investment in equity securities, it does involve certain risks. Investors could lose money in the Portfolio or the Portfolio's performance could fall below other possible investments, if:

?	Interest rates go up, causing the prices of
debt securities held by the Portfolio to fall.

?	The issuer of a debt security in the
portfolio defaults on its obligation to pay principal or interest, has its credit rating downgraded by a rating organization or is perceived by the market to be less creditworthy.

?	As a result of declining interest rates,
the issuer of a security exercises its
right to prepay principal earlier than scheduled, forcing the Portfolio to reinvest in lower yielding securities.
This is known as call or prepayment risk.

?	As a result of rising interest rates,
the issuer of a security exercises its right to pay principal later than scheduled, which will lock in a below-market interest rate and reduce the value of the security.
This is known as extension risk.

?	The manager's judgment about the attractiveness,
value or potential appreciation of
a particular security proves to be incorrect.




Portfolio performance

This bar chart indicates the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year.
The table shows how the Portfolio's
average annual returns for different calendar periods compare to the return of the Lehman Brothers GNMA Mutual Fund Index (Lehman Brothers Index).
The Lehman Brothers
Index is composed of 15-year and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association.
The index is unmanaged and is not
subject to management and trading expenses as the Portfolio is. Past performance does not necessarily indicate how the Portfolio will perform in the future.




The bar chart shows the performance of
the Portfolio's shares for each full
calendar year since its inception in
1989`
Quarterly returns:
Highest: 6.47% in 2nd quarter 1992
Lowest: -3.42% in 1st quarter 1992
















Fund goal and main strategies
The Reserve Account Portfolio


Investment objective

Current income.

Key investments

The Portfolio invests all of its assets in repurchase agreements.
The Portfolio has
insufficient assets to invest those assets according to the policies which have been adopted by the board of trustees of the trust. These policies provide for the Portfolio to invest exclusively in money market instruments and other high quality fixed income obligations with limited maturities.
The Portfolio does not anticipate
that it will ever grow to a sufficient size to invest according to these policies.

Credit quality: The Portfolio invests exclusively in repurchase agreements which are fully collaterlized as to principal and interest by U.S. government securities and money market instruments rated within the two highest rating categories by a nationally recognized ratings agency or, if unrated, are of equivalent quality as determined by the manager.


Principal risks of investing in the Portfolio

Because the Portfolio invests exclusively in repurchase agreements, the Portfolio is
subject to the risks associated with entering into repurchase agreements which are described on page 7 below.


Portfolio performance


This bar chart indicates the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year.
The table shows how the Portfolio's
average annual returns for different calendar periods compare to the return of the Salomon Brothers 1-Year Treasury Index (Salomon Brothers Index).
  The Salomon Brothers
Index is composed of one 1-Year
United States Treasury Bond whose return is tracked until its maturity. The index is unmanaged and is not ubject to management and trading expenses as the Portfolio is. Past performance does not necessarily indicate how the
Portfolio will perform in the future.






The bar chart shows the performance of the Portfolio's shares for each full calendar year since its inception in 1989
Quarterly Returns:
Highest: xx% in 3.37 quarter 4Q99
Lowest: xx% in -.92% quarter 4Q96


Portfolio manager
SSBC employs a team of investment professionals to make the day-to-day investment decisions for the Portfolio.






More on the Portfolios' Investments

Additional investments and investment techniques. Each portfolio describes its investment objective and its principal investment strategies and risks under "Portfolio
Goals and Strategies." This section provides additional information about the Portfolios' investments and certain portfolio management techniques the Portfolios may use. More information about the Portfolios' investments and portfolio management techniques, some of which entail risks, is included in the statement of additional information (SAI).


Fixed income investments. The U.S. Government/High Quality Securities Portfolio and, to a limited extent, the Income and Growth Portfolio, invest in fixed income securities, including bonds, notes (as well as structured notes), mortgage-related and asset-backed securities (The U.S. Government/High Quality Securities Portfolio only), convertible securities, preferred stocks, and money market instruments.
 Fixed income
securities may be issued by U.S. corporations;
U.S. banks and U.S. branches of foreign
banks; the U.S. government, its agencies, authorities, instrumentalities or sponsored enterprises; and state and municipal governments.

These securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.

Mortgage-related securities may be issued by private companies or by agencies of the U.S. government and represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Asset backed securities represent participation in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables.


Investment Grade Securities.  Securities are investment grade if:

?	They are rated, respectively, in one of the top
four long-term rating categories
of a nationally recognized statistical rating organization.

?	They have received a comparable short-term or other rating.

?	They are unrated securities that the manager believes
are of comparable quality to
investment grade rated securities.

If a security receives different ratings by two or more nationally recognized ratings agencies, a Portfolio will treat the security as being rated in the highest rating category. A Portfolio may choose not to sell securities that are downgraded after their purchase below the Portfolio's minimum acceptable credit rating. The Income and
Growth Portfolio's credit quality standards also apply to counterparties to over-the-counter derivatives contracts.


Foreign investments. The Income and Growth Portfolio may purchase American Depositary Receipts (ADRs) which are U.S.
dollar denominated securities r
epresenting an interest in an underlying foreign security.
Because the value of an ADR is dependent upon the market price of the underlying foreign security, ADRs are subject to most of the risks associated with foreign investing.
Foreign countries generally have markets that are less liquid and more volatile than markets in the U.S.
In some foreign countries, there is also less information available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses.


Securities lending. Each Portfolio may engage in securities lending to increase its net investment income. Each Portfolio will only lend securities if the loans are callable by the Portfolio at any time and the loans are continuously secured by cash or liquid securities equal to no less than the market value, determined daily, of the securities loaned. The risks in lending securities consist of possible delay in receiving additional collateral, delay in recovery of securities when the loan is called or possible loss of collateral should the borrower fail financially.


Repurchase Agreements. Each Portfolio may enter into repurchase agreements. A repurchase agreement arises when a Portfolio purchases a security and simultaneously agrees to resell it to the counterparty at an agreed-upon future date, normally the next business day. The Portfolio earns a rate of return on the repurchase agreement because the resale price is higher than the purchase price.
In entering into a
repurchase agreement, a Portfolio bears a risk of loss in the event that the counterparty defaults on its obligation to repurchase the security and the Portfolio is delayed or prevented from exercising its rights to dispose of the security. This includes the risk of a possible decline in the value of the security during the period in which the Portfolio seeks to assert its rights to it, the risk of incurring expenses associated with asserting those rights and the risk of losing all or a part of the income from the agreement. Each Portfolio only enters into repurchase agreements with commercial banks or broker-dealers considered creditworthy by the manager and which are fully collateralized as to principal and interest by U.S. Government securities and money market instruments.

Reverse Repurchase Agreements.  The U.S. Government/
High Quality Securities Portfolio
may enter into reverse repurchase agreements.
In a reverse repurchase agreement, the
Portfolio sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Portfolio enters into a reverse repurchase agreement, it will establish a segregated account containing cash or liquid assets having a value not less than the repurchase price (including accrued interest)
 that is marked to market
daily.  Reverse repurchase agreements involve several risks.
  These include the risk
that the investments made with the cash proceeds of the initial sale will incur losses or otherwise generate a lower return than the interest included in the amount of the repurchase price. They also involve the risk that the market value of the securities which the Portfolio is obligated to repurchase may decline below the repurchase price or that the counterparty may default on its
 obligation to resell the securities. To the extent a fund enters into reverse repurchase agreements to leverage its portfolio this practice may have the effect of magnifying losses or gains.

Defensive investing: Each Portfolio may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking
temporary defensive positions in all types of money market and short-term debt securities. If a Portfolio takes a temporary defensive position, it may be unable to achieve its investment goal.




Management
SSBC manages the investment operations of each Portfolio and receives the following fees from each portfolio for these services:









Portfolio

Actual management fee
paid for the fiscal
year ended December
31, 1998
(as a percentage
of the portfolio's
average daily net
assets)


Contractual
management fee
(as a percentage
of the portfolio's
average daily net
assets)

The Income and Growth Portfolio

0.60%

0.60%

The U.S. Government/High Quality
Securities Portfolio

0.45%

0.45%

The Reserve Account Portfolio
0.45%

0.45%


Year 2000 issue. Information technology experts are concerned about computer systems' ability to process date-related information on and after January 1, 2000. This situation, commonly known as the "Year 2000" issue, could have an adverse impact on the Portfolios. The managers are addressing the Year 2000 issue for their systems. The Portfolios have been informed by their other service providers that they are taking similar measures. Although the Portfolios do not expect the Year 2000 issue to adversely affect them, the Portfolios cannot guarantee that their efforts (limited to requesting and receiving reports from their service providers) or the efforts of their service providers to correct the problem will be successful.






Share Transactions




Availability of the Portfolios

Shares of the Portfolios are available only through the purchase of variable annuity or variable life insurance contracts issued by insurance companies through their separate accounts. The variable insurance products may or may not make investments in all the Portfolios described in this prospectus.

The interests of different variable insurance products investing in a Portfolio could conflict due to differences of tax treatment and other considerations. The Portfolios currently do not foresee any disadvantages to investors arising from the fact that each Portfolio may offer its shares to different insurance company separate accounts that serve as the investment medium for their variable annuity and variable life products. Nevertheless, the board of trustees intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts. If a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in one or more Portfolios and shares of another Portfolio may be substituted. In addition, the sale of shares may be suspended or terminated if required by law or regulatory authority or is in the best interests of the portfolios' shareholders.

Redemption of shares

The redemption price of the shares of each Portfolio will be the net asset value next determined after receipt by the Portfolio of a redemption order from a separate account, which may be more or less than the price paid for the shares. The Portfolio will ordinarily make payment within one business day after receipt of a redemption request in good order, though redemption proceeds must be remitted to a separate account on or before the seventh day following receipt of the request in good order, except on a day on which the New York Stock Exchange is closed or as permitted by the SEC in extraordinary circumstances.



Share Price




Each Portfolio's net asset value is the value of its assets minus its liabilities. Each Portfolio calculates its net asset value every day the New York Stock Exchange is open. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time). If the New York Stock Exchange closes early, each portfolio accelerates the calculation of its net asset value to the actual closing time.

Each Portfolio generally values its portfolio securities based on market prices or quotations. When market prices are not available, or when the manager believes that they are unreliable, the Portfolio may price those securities at fair value. Fair value is determined in accordance with procedures approved by the Portfolio's board. A Portfolio that uses fair value to price securities may value those securities higher or lower than another portfolio that uses market quotations to price the same securities.

Unless there are extraordinary or unusual circumstances, the Portfolios use the amortized cost method of valuing their money market securities with remaining maturities of 60 days or less. Under the amortized cost method, assets are valued by constantly amortizing over the remaining life of an instrument the difference between the principal amount due at maturity and the cost of the instrument to the Portfolio.


Dividends, Distributions and Taxes




Each Portfolio intends to qualify and be taxed as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 (the "Code"), as amended. In order to qualify to be taxed as a regulated investment company, each Portfolio must meet certain income and diversification tests and distribution requirements. As a regulated investment company meeting these requirements, a Portfolio will not be subject to federal income tax on its net investment income and net capital gains that it distributes to its shareholders. All income and capital gain distributions are automatically reinvested in additional shares of the Portfolio at net asset value and are includable in gross income of the separate accounts holding such shares. The Income and Growth Portfolio expects distributions to be primarily from capital gain. The U.S. Government/High Quality Securities Portfolio and the Reserve Account Portfolio expect distributions to be primarily from income. See the accompanying contract prospectus for information regarding the federal income tax treatment of distributions to the separate accounts and to holders of the contracts.






Financial Highlights
The financial highlights tables for the fiscal years ended December 31 are intended to help you understand the performance of each Portfolio for the past five years. The information in the following tables was audited by KPMG LLP, independent accountants, whose report, along with each Portfolio's financial statements, are included in the annual report (available upon request). Certain information reflects financial results for a single share. Total returns represent the rate that a shareholder would have earned (or lost) on a share of a Portfolio assuming reinvestment of all dividends and distributions.






Income From Investment
Operations




Distributions










Ratios to Average Net
Assets







Year
Ended



Net
Asset
Value,
Beginning of
Year




Net
Investment
Income(1)


Net
Realized
and
Unrealized Gain
(Loss)
on
Investment


Total
Income
(loss)
From
Investment
Operations



Dividen
ds from
Net
Investment
Income



Distributions
from
Net
Realized
Gains





Total
Distributions


Net
Asset
Value
, End
of
Year





Total
Return




Net
Assets
End of
Year
(000's)






Expenses
(1)




Net
Investment
Income




Portfolio
Turnover
Rate

INCOME AND GROWTH PORTFOLIO

























1998

17.29

0.29

$1.87

$2.16

$(0.49)

$(4.98)

$(5.47)

$13.9
8

12.8
9%

$13,778

 0.76%

1.53%

49.00%

1997

14.69

0.47

3.61

4.08

(0.10)

$(1.38)

$(1.48)

17.29

28.1
1

16,236

0.77

2.18

38.00

1996

15.24

0.57

2.68

3.25

(0.56)

(3.24)

(3.80)


14.69


21.0
2

20,812

0.74

2.39

30.00

1995

13.05

0.45

3.12

3.57

(0.44)

(0.94)

(1.38)


15.24


27.5
6

29,782

 0.77

2.77

46.26

1994

14.93

0.39

(0.86)

(0.47)

(0.39)

(1.02)

(1.41)


13.05


(3.1
2)

27,484

0.75

2.49

40.41

U.S. GOVERNMENT/HIGH QUALITY SECURITIES PORTFOLIO






















1998

12.66

0.03

___

0.03

(1.06)

(1.23)

(2.29)

10.40

0.22

973

1.00

0.22

0.00%

1997

12.90

 .72

(.02)

 .70

(.04)

(0.90)

(.94)


12.66


5.43

1,617

1.00

4.33

 .43

1996

13.66

1.22

(0.76)

(0.46)

(1.22)

-

(1.22)


12.90


3.34

2,876

0.98

6.30

13.00

1995

12.46

0.94

1.20

2.14

(0.94)

-

(0.94)


13.66


17.2
0

4,856

0.87

6.36

0.00

1994

13.35

0.84

(0.89)

(0.05)

(0.84)

-

(0.84)


12.46


(0.3
5)

4,838

0.76

5.87

36.33

RESERVE ACCOUNT PORTFOLIO
























1998

7.70

(0.07)

__

(0.07)

(0.27)

__

(0.27)

7.36

(0.8
9)

56

1.00

(1.00)

0%

1997

10.99

 .15

-

 .15

(0.25)

(3.19)

(3.44)

7.70

1.36

97

1.00

1.59

0

1996

12.71

1.92

(1.72)

0.20

(1.92)

-

(1.92)

10.99

1.57

435

1.00

4.98

-

1995

12.39

0.73

0.38

1.11

(0.74)

(0.05)

(0.79)

12.71

8.83

2,315

0.97

5.30

16.98

1994

12.75

0.59

(0.34)

0.25

(0.58)

(0.03)

(0.61)

12.39

1.99

2,528

0.86

4.77

81.28

Under a voluntary fee waiver, the aggregate expenses of the Portfolios may not exceed 1.00% of the average daily net assets for any year. With respect to the U.S. Government/High Quality Securities
Portfolio, the investment manager waived a portion of its fees in the amount of $0.80 per share (0.49% of average net assets) and also reimbursed the Portfolio for $719 in expenses for the year ended
December 31, 1997. In addition, if such fees were not waived and expenses reimbursed, the net investment income per share and expense ratio would have been $0.64 and 1.49%, respectively, for the year ended December 31, 1997. With respect to the Reserve Account Portfolio, the investment manager waived a portion of its fees in the amount of $1.61 per share (10.65% of average net assets) in 1997, $0.15 per share (0.45% of average net assets) in 1996 and $0.01 per share (0.05% of average net assets) in 1993. The investment manager also reimbursed the Portfolio for $19,395 and $19,861 in expenses for the years ended December 31, 1997 and 1996, respectively. If such fees were not waived and expenses not reimbursed, the net investment income (loss) per share would have been $(1.76) and $1.27 and the expense ratio would have been 11.65% and 2.79%, for the year ended December 31, 1997 and 1996, respectively.




SMITH BARNEY VARIABLE ACCOUNT FUNDS









ADDITIONAL INFORMATION

Shareholder reports. Annual and semiannual reports to shareholders provide additional information about each Portfolio's investments. These reports discuss the market conditions and investment strategies that affected each Portfolio's performance.

[Each Portfolio sends one report to a household if more than one account has the same address. Contact your Salomon Smith Barney Financial Consultant, dealer representative or transfer agent if you do not want this policy to apply to you.]

Statement of additional information. The statement of additional information provides more detailed information about the Portfolios. It is incorporated by reference into this prospectus.

You can make inquiries about the Portfolios or obtain shareholder reports or the statement of additional information (without charge) by calling 1-800-451-2010 or writing to Smith Barney Variable Account Funds, 388 Greenwich Street, MF2, New York, NY 10013.

You can also review the Portfolios' shareholder reports, prospectus and statement of additional information at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. The Commission charges a fee for this service. Information about the public reference room may be obtained by calling 1-800-SEC-0330. You can get the same reports and information free from the Commission's Internet web site at http: www.sec.gov

If someone makes a statement about any of the Portfolios that is not in this prospectus, you should not rely upon that information. The Portfolios are not offering to sell their shares to any person to whom the Portfolios may not lawfully sell their shares.













(Investment Company Act file no. 811-04959)
PART B



April 30, 1999

SMITH BARNEY VARIABLE ACCOUNT FUNDS
388 Greenwich Street
New York, New York 10013

STATEMENT OF ADDITIONAL INFORMATION

Shares of the Smith Barney Variable Account Funds (the "Fund") are offered with a choice of three Portfolios:

	The Income and Growth Portfolio seeks current income and long-term growth of income and capital by investing primarily in common stocks.

	The U.S. Government/High Quality Securities Portfolio seeks high current income and security of principal from a portfolio consisting primarily of U.S. Government Obligations and other high quality fixed income securities. This Portfolio currently has insufficient assets to enable it to invest in accordance with its investment program.

	The Reserve Account Portfolio seeks current income from a portfolio of money market instruments and other high quality fixed income obligations with limited maturities and employs an immunization strategy to minimize the risk of loss of account value. This Portfolio currently has insufficient assets to enable it to invest in accordance with its investment program.

This Statement of Additional Information ("SAI") is not a prospectus. It is intended to provide more detailed information about the Fund as well as matters already discussed in the prospectus and therefore should be read in conjunction with the April 30, 1999 Prospectus which may be obtained from the Fund by writing the Fund at the address listed above, or by contacting your Salomon Smith Barney Financial Consultant. Shares of the Fund may only be purchased by insurance company separate accounts.

TABLE OF CONTENTS

Statement of Additional Information
Pages
Investment Policies
2
Investment Restrictions
5
Performance Information
7
Trustees and Officers
8
Determination of Net Asset Value
10
Redemption of Shares
10
Diversification
11
Distributor
11
Custodian
11
Independent Auditors
11
The Fund
11
Management Agreements
12
Voting Rights
14
Financial Statements
14
Appendix-Ratings of Debt Obligations
15




INVESTMENT POLICIES

	The prospectus describes the investment objectives and policies of each Portfolio.
The following discussion supplements the description of
 the Portfolio's investment
policies in the prospectus.  The investment objectives and
 policies of each Portfolio are
non-fundamental and thus may be modified by the trustees of
 the Fund provided that any
modification is not prohibited by the Portfolios' investment restrictions or applicable
laws. Each Portfolio's investment adviser is SSBC Fund Management Inc. ("SSBC" or the
"manager").

	The Fund is intended to provide a suitable investment for variable annuity and variable life insurance contracts (the "Contracts") and
 shares of the Portfolios are
offered only for purchase by insurance company separate
 accounts (the "Separate
Accounts") as an investment for Contracts, as described in
 the accompanying Contract
prospectus.  Shares of each Portfolio are offered to Separate
 Accounts at their net asset
value, without a sales charge, next determined after receipt of an order by an insurance company. The offering of shares of a Portfolio may be suspended from time to time and the Fund reserves the right to reject any specific purchase order.

	The Income and Growth Portfolio invests primarily in common stocks offering a current return from dividends and will also normally include some interest-paying fixed
income securities (such as U.S. Government securities, investment grade bonds and debentures) and high quality money market instruments
(such as commercial paper and
repurchase agreements collateralized by U.S. Government securities with broker/dealers or
other financial institutions, including the Fund's custodian).
  At least 65% of the
Portfolio's assets will at all times be invested in equity securities. The Portfolio may also purchase preferred stocks and convertible securities.
  Temporary defensive
investments or investment in a higher percentage of fixed income securities may be made
when deemed advisable. In the selection of common stock investments, emphasis is generally placed on issues with established dividend records as well as potential for
price appreciation.  From time to time, however, a portion of the assets may be invested
in non-dividend paying stocks. The Portfolio may make investments in foreign securities
(including EDRs, CDRs and GDRs) though management currently intends to limit such investments to 5% of the Portfolio's assets and an additional
10% of its assets may be
invested in American Depository Receipts ("ADR"s) representing shares in foreign securities that are traded in United States securities markets.
 If in seeking to achieve
its investment objectives the Fund believes opportunities warrant its investment in
foreign securities, management would give appropriate consideration, in its judgment, to risks that may be associated with foreign investments, including currency exchange
control regulations and costs, the possibility of expropriation, seizure, or nationalization of foreign deposits, less liquidity and volume and more volatility in foreign securities markets and the impact of political, social, economic or diplomatic
developments or the adoption of other foreign government restrictions that might adversely affect the payment of principal and interest on securities in the Portfolio.
If it should become necessary, the Fund might encounter greater difficulties in invoking legal processes abroad than would be case in the United States. In addition, there may be less publicly available information about a non-U.S. company, and non-U.S. companies
are not generally subject to uniform accounting and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. Furthermore, some of these securities may be subject to foreign brokerage and withholding taxes.

	Although the Portfolio may, as described below, sell short "against the box," buy or sell puts or calls and borrow money, it has no intention
 of doing so in the foreseeable future. Similarly, although the Portfolio may lend money or assets, as described in investment restriction 9 on page 6, the Portfolio does not currently intend
to, nor does it intend to engage in loans other than short-term loans.

	While the Portfolio is permitted to invest in warrants (including 2% or less of the Portfolio's total net assets in warrants that are not listed on the New York Stock
Exchange or American Stock Exchange), the Portfolio has no intention of doing so in the foreseeable future. For purposes of computing the foregoing percentage, warrants acquired by the Portfolio in units or attached to securities will be deemed to be without value.

	In addition, although the Income and Growth Portfolio may buy or sell covered put and covered call options up to 15%
of its net assets, (including collars, caps, floor and swaps) provided such options are listed on a national securities exchange, the Portfolio
does not currently intend to commit more than 5% of its assets to be invested in or subject to put and call options. A "call option" gives a holder the right to purchase a specific stock at a specified price referred to as the
 "exercise price," within a specific period of time
(usually 3, 6, or 9 months). A "put option" gives a holder the right to sell a specific stock at a specified price within a specified time period. The initial purchaser of a call option pays the "writer" a premium, which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. Put and call options are currently traded on The Chicago Board Options Exchange and several other national exchanges. Institutions, such as the Fund, that sell (or "write") call options against securities held in their investment portfolios retain the premium. If the writer determines not to deliver the stock prior to the option's being exercised, the
writer may purchase in the secondary market an identical option for the same stock with the same price and expiration date in fulfillment of the obligation. In the event the option is exercised the writer must deliver the underlying stock to fulfill the option obligation. The brokerage commissions associated with the buying and selling of call
options are normally proportionately higher than those associated with general securities transactions.

	The Portfolio may invest in investment grade bonds, i.e. U.S. Government obligations or bonds rated in the four highest rating categories of a nationally recognized statistical rating organization (an "NRSRO"),
 such as those rated Aaa, Aa, A and Baa by Moody's
Investors Service, Inc.  ("Moody's") or AAA, AA, A and
BBB by Standard & Poor's Ratings Group ("S&P").

The Income and Growth Portfolio may, but need not, use derivative contracts, such as futures and options on securities, securities indices or currencies; options on these futures; forward currency contracts; and interest rate or currency swaps for any of the following purposes:

 To hedge against the economic impact of adverse changes in the market value of its securities because of changes in stock market prices, currency exchange rates or interest rates
 As a substitute for buying or selling securities
 To enhance the Portfolio's return

A derivative contract will obligate or entitle the Portfolio to deliver or receive an asset or cash payment based on the change in value of one or more securities, currencies
or indices.  Even a small investment in derivative contracts can have a big impact on a
Portfolio's stock market, currency and interest rate exposure.
  Therefore, using
derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not
correspond accurately to changes in the value of the Portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make the Portfolio less liquid and
harder to value, especially in declining markets.

	The U.S. Government/High Quality Securities Portfolio has insufficient assets to enable it to invest in accordance with its investment policies. Instead, the Portfolio invests substantially all of its assets in repurchase agreements and U.S. treasury bills:. If the Portfolio was able to invest in accordance with its investments policies the Portfolio would invest primarily in a combination of
 (i) securities of the U.S.
Government, its agencies or its instrumentalities and
(ii) other high quality fixed
income securities (including corporate bonds) rated within the two highest categories by an NRSRO such as S&P (AAA, AA) or Moody's (Aaa, Aa) or if unrated, are determined to be of comparable quality by the manager. Except when the Portfolio it is in a temporary
defensive investment position, at least 65% of the Portfolio's total assets would be
invested in these securities, including the securities held subject to repurchase agreements .

	A substantial portion of the Portfolio's investments would consist of GNMA
Certificates, which are mortgage-backed securities representing part ownership of a pool
of mortgage loans on which timely payment of interest and principal is guaranteed by the
U.S. Government.  As a hedge against changes in interest rates, the Portfolio may enter
into agreements with dealers in GNMA Certificates whereby the
 Portfolio agrees to
purchase or sell an agreed-upon principal amount of GNMA
 Certificates at a specified
price on a certain date; provided, however, that settlement occurs within 120 days of the trade date. The balance of the investments of the Portfolio would be fixed income securities of private issuers and money market instruments, including certificates of
deposit, bankers' acceptances, and commercial paper rated
 A-1 or A-2 by S&P or Prime-1 or
Prime-2 of Moody's.

	The Reserve Account Portfolio has insufficient assets to enable it to invest in accordance with its investment policies. The Portfolio invests substantially all of its assets in repurchase agreements and U.S. treasury bills. If the Portfolio were able to invest in accordance with its investment policies, the Portfolio would invest in high-grade fixed income obligations (including money market instruments) with a maximum maturity of seven years. These obligations include
U.S. Government Obligations;
commercial paper rated A-1 or A-2 by S&P or Prime-1 or Prime-2 by Moody's; high quality corporate notes and bonds, including floating rate issues, rated within the two highest
categories by an NRSRO such as S&P or Moody's or, if not
 rated of comparable quality as
determined by the manager, bankers' acceptances; certificates of deposit and securities
backed by letters of credit. Normally, a portion of the Portfolio would consist of investments that mature in two to seven years; however, it would be expected there would be occasions when as much as all of the Portfolio would be invested in money market instruments.

	The Fund effects portfolio transactions with a view towards attaining the investment objective of each Portfolio and is not limited to a predetermined rate of
portfolio turnover.  None of the Portfolios will engage in
 the trading of securities for
the purpose of realizing short-term profits; however, each
 Portfolio will adjust its
portfolio as considered advisable in view of prevailing or anticipated market conditions and the Portfolio's investment objective. A high portfolio turnover results in correspondingly greater transaction costs.

	The Fund's Declaration of Trust permits the
Trustees to establish additional
Portfolios of the Fund from time to time.
The investment objectives, policies and
restrictions applicable to additional Portfolios would be established by the Trustees at the time such Portfolios were established and may differ from those set forth in the Prospectus and this SAI.


Additional Information

	GNMA Securities.  Government National
Mortgage Association ("GNMA"), an agency of the United Sates Government, guarantees the timely payment of monthly installments of principal and interest on modified pass-through Certificates, whether or not such amounts are collected by the issuer of these Certificates on the underlying mortgages. In the opinion of an Assistant Attorney General of the United States, this guarantee is backed by the full faith and credit of the United States. Schedule payments of principal and interest are made each month to holders of GNMA Certificates (such as the Government/High
Quality Portfolio). The average life of GNMA Certificates varies with the maturities of the underlying mortgages (with maximum maturities of 30 years)
 but is likely to be
substantially less than the original maturity of the mortgage pools underlying the securities as a result of prepayments, refinancing of such mortgages or foreclosure.
Unscheduled prepayments of mortgages are passed through to the holders of GNMA
Certificates at par with the regular monthly payments of principal and interest, which have the effect of reducing future payment of such Certificates.

	GNMA Certificates have historically involved no credit risk; however, due to fluctuations in interest rates, the market value of such securities will vary during the period of a shareholder's investment in Government/High Quality Portfolio.
Prepayments and scheduled payments of principal
 will be reinvested by the Fund in then
available GNMA Certificates which may bear at a rate lower or higher than the Certificate from which the payment was received. As with other debt securities, the price of GNMA Certificates is likely to decrease in times of rising interest rates;
however, in periods of falling interest rates the potential for prepayment may reduce the general upward price increase of GNMA Certificates that might otherwise occur.

	Other U.S. Government Obligations. In addition to GNMA Securities and direct obligations of the U.S. Treasury (such as Treasury Bills,
Notes and Bonds), U.S.
Government Obligations in which the Fund may invest include: (1) obligations of, or issued by, Banks for Cooperatives, Federal Land Banks,
 Federal Intermediate Credit Banks,
Federal Home Loan Banks, the Federal Home Loan
Bank Board, any wholly-owned Government
corporation so designated in Section 9101 (3) of Title 31,
 or the Student Loan Marketing
Association; (2) other securities fully guaranteed as to principal and interest by the United States of America; (3) other obligations of, or issued by, or fully guaranteed as to principal and interest by the Federal National
Mortgage Association or any agency of
the United States; and (4) obligations currently or previously sold by the Federal Home
Loan Mortgage Corporation.

	Bank Obligations.  Obligations purchased from
U.S. banks or other financial
institutions that are members of the Federal Reserve
System or the Federal Deposit
Insurance Corporation ("FDIC") (including obligations of foreign branches of such members) if either: (a) the principal amount of the obligation is insured in full by the FDIC, or (b) the issuer of such obligation has capital, surplus and undivided profits in
excess of $100 million or total assets of $1 billion
 (as reported in it most recently
published financial statements prior to the date of investment).
  These obligations
include:

Bankers' Acceptance: A short-term credit evidencing the obligation of a bank to pay a draft drawn upon it by a customer.
 This instrument reflects the
obligation not only of the drawer but also of the bank to pay the face amount of the instrument upon maturity.

Certificate of Deposit: A certificate evidencing the obligation of a bank to repay funds deposited with it earning a specified rate of interest over a given period.

	Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements on behalf of the Reserve Account Portfolio and the U.S. Government/High
Quality Securities Portfolio. Each of these Portfolios may enter into reverse repurchase agreements with broker/dealers and other financial institutions. Such agreements involve the sale of Portfolio securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing.
Since the proceeds of borrowing under reverse repurchase
 agreements are invested, this
would introduce the speculative factor known as "leverage."
  The securities purchased
with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date.
  Generally the effect of such
a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases it will be able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Portfolio has an opportunity to earn a greater rate of interest on the cash derived from the transaction than the interest cost of obtaining that cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available, and the Fund intends to use the reverse repurchase technique only when the
Manager believes it will be advantageous to the Portfolio's
 assets.  The Fund's custodian
bank will maintain a segregated account of the Portfolio with securities having a value equal to or greater than such commitments.

	Securities Lending. Each Portfolio may seek to increase its net investment income by lending its securities provided such loans are callable at any time and are continuously secured by cash or U.S. Government obligations equal to no less than the market value, determined daily, of the securities loaned.
 The Portfolio will receive
amounts equal to dividends or interest on the securities loaned. It will also earn income for having made the loan because cash collateral pursuant to these loans will be invested in short-term money market instruments. In connection with lending of securities the Fund may pay reasonable finders, administrative and custodial fees.
Management will limit such lending to not more than one-third of the value of a Portfolio's total assets. Where voting or consent rights with respect to loaned securities pass to the borrower, management will follow the policy of calling the loan, in whole or in part as may be appropriate, to permit the exercise of such voting or consent rights if the issues involved have a material effect on the Portfolio's investment in the securities loaned. Apart from lending its securities and acquiring debt securities of a type customarily purchased by financial institutions, none of the
Portfolios will make loans to other persons.

	Delayed Delivery. A delayed delivery transaction involves the purchase of securities at an agreed-upon price on a specified future date. At the time the Fund enters into a binding obligation to purchase securities on a delayed delivery basis the Portfolio will establish with the Custodian a segregated account with assets of a dollar amount sufficient to make payment for the securities to be purchased.  The value of the
securities on the delivery date may be more or less than their purchase price.
Securities purchased on a delayed delivery basis do not generally earn interest until their scheduled delivery date.

INVESTMENT RESTRICTIONS

	The Fund has adopted the following restrictions and fundamental policies that cannot be changed without approval by a "vote of a majority of the outstanding voting securities" of each Portfolio affected by the change as defined in the Investment Company
Act of 1940 (the "Act") and Rule 18f-2 thereunder.

	Without the approval of a majority of its outstanding voting securities, the Income and Growth Portfolio may not:

1. With respect to 75% of its assets, invest more
2. than 5% of the value of its
total assets in any one issuer, except securities of the U.S. Government, its agencies or its instrumentalities; 2. Invest more than 25% of the value of its total assets in any one industry, except that securities of the U.S. Government, its agencies and
instrumentalities are not considered an industry for purposes of this limitation; 3.
Purchase securities on margin; 4. Make short sales of securities or maintain a short position unless at all times when a short position is open, the Portfolio owns or has the right to obtain, at no added cost, securities identical to those sold short; 5. Borrow money, except as a temporary measure for extraordinary or emergency purposes, and then not in excess of the lesser of 10% of its total assets taken at cost or 5% of the value of its total assets; or mortgage or pledge any of its assets, except to secure such borrowings; 6. Act as an underwriter of securities except to the extent the Fund may be
deemed to be an underwriter in connection with the sale
 of portfolio holdings; 7.  Invest
in real estate (the purchase by the Portfolio of securities
 for which there is an
established market of companies engaged in real estate activities or investments shall not be deemed to be prohibited by this fundamental investment limitation); 8. Purchase or sell commodities; and 9. Make loans, except the Portfolio will purchase debt obligations, may enter into repurchase agreements and may lend its securities.

	Without the approval of a majority of its outstanding voting securities the U.S.
Government/High Quality Securities Portfolio may not:

1. With respect to 75% of its assets, invest more
2. than 5% of the value of its
total assets in any one issuer, except securities of the U.S. Government, its agencies or instrumentalities; 2. Invest more than 25% of the value of its total assets in any one
industry, except that securities of the U.S. Government, its agencies and instrumentalities are not considered an industry for purposes of this limitation; 3.
Purchase securities on margin; 4.  Sell securities short
(provided however the Portfolio
may sell short if it maintains a segregated account of cash or U.S. Government obligations with the Custodian, so that the amount deposited in it plus the collateral deposited with the broker equals the current market value of the securities sold short
and is not less than the market value of the securities at
 the time they were sold
short); 5. Borrow money, except from banks for temporary purposes and then in amounts not in excess of 5% of the value of its assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets except in with any such borrowing and in amounts not in excess of 7 1/2% of the value of the Fund's assets at the time of such borrowing. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio by enabling to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.)
Borrowings may take the form of a sale of portfolio securities accompanied by a simultaneous agreement as to their repurchase; 6.
Act as an underwriter of securities
except to the extent the Fund may be deemed to be an underwriter in connection with the sale of portfolio holdings; 7. Invest in real estate
(the Portfolio, however, will
purchase mortgage-related securities); 8. Purchase or sell commodities; and 9. Make loans, except the Portfolio will purchase debt obligations, may enter into repurchase
agreements and may lend its securities.

	Without the approval of a majority of its outstanding voting securities the Reserve
Account Portfolio may not:

1. With respect to 75% of its assets, invest more
2. than 5% of its assets in the
securities of any one issuer, except securities of the
 U.S. Government, its agencies or
instrumentalities; 2. Invest more than 25% of the value of its total assets in any one industry, except that securities of the U.S. Government, its agencies and instrumentalities are not considered an industry for purposes of this limitation; 3.
Purchase securities on margin; 4.  Sell securities short;
 5.  Borrow money except from
banks for temporary purposes in an amount up to 10% of the value of its total assets and may mortgage or pledge its assets in an amount up to 10% of the value of its total assets only to secure such borrowings. The Portfolio will borrow money only to accommodate requests for the redemption of shares while effecting an orderly liquidation of portfolio securities or to clear securities transactions and not for leveraging purposes.  This
restriction shall not be deemed to prohibit the Portfolio from entering into reverse repurchase agreements so long as not more than 33 1/3% of the Portfolio's total assets are subject to such agreements; 6. Act as an underwriter of securities except to the extent the Fund may be deemed to be an underwriter in connection with the sale of
portfolio holdings; 7.  Invest in commodities; and 8.
Make loans, except the Portfolio
will purchase debt obligations, may enter into repurchase
 agreements and may lend its
securities.

	The investment objective and policies of each Portfolio are non-fundamental and, as such, may be modified by the Trustees of the Fund provided such modification is not prohibited by the investment restrictions set forth above or applicable law, and any such
change will first be disclosed in the then current prospectus.
  The restrictions below
are non-fundamental and may be changed by the Trustees without shareholder approval or ratification. Each of the Portfolios may not:

1. Invest more than 5% of its total assets in
2. issuers with less than three years
of continuous operation (including that of predecessors) or so-called "unseasoned" equity securities that are not either admitted for trading on a national stock exchange or regularly quoted in the over-the-counter market
(this restriction, however, would not
apply to a newly created agency or instrumentality of the U.S. Government); 2. Purchase more than 10% of any class of the outstanding securities, or any class of voting securities, of any issuer; 3. Invest in or hold of an issuer if those officers and Trustees of the Fund, its manager, or Salomon Smith Barney owning beneficially more than 1/2 of 1% of the securities of such issuer together own more than 5% of the securities of such issuer; 4. Purchase securities of another investment company except as part of a merger, consolidation or acquisition or as permitted by
Section l2(d)(l) of the Investment Company Act of 1940;
 5.  Have more than 15% of its net
assets at any time invested in or subject to puts, calls or combinations thereof and may not purchase, sell or write options that are not listed on a national securities exchange; 6. Invest in interests in oil or gas or other mineral exploration or development programs; and 7. The U.S. Government/High Quality Securities Portfolio and the Reserve Account Portfolio each may not purchase common stocks, preferred stocks, warrants or other equity securities.

	The foregoing percentage restrictions apply at the time an investment is made; a subsequent increase or decrease in percentage may result from changes in values or net
assets.

PERFORMANCE INFORMATION

	From time to time the Fund may advertise a Portfolio's cumulative total return, average annual total return, yield and current distribution return in advertisements and other types of sales literature. These figures are based on historical earnings and are
not intended to indicate future performance.  In addition,
 these figures will not reflect
the deduction of the charges that are imposed on the Contracts by the Separate Account
(see Contract prospectus) which, if reflected, would reduce the performance quoted. The total return shows what an investment in the Portfolio would have earned over a specified period of time (one, five or ten years) assuming that all distributions and dividends by the Portfolio were invested on the reinvestment dates during the period less all
recurring fees. Cumulative total return is computed for a specified period of time assuming reinvestment of all income dividends and capital gains distributions at net asset value on the ex-dividend dates at prices calculated as stated in the prospectus, then dividing the value of the investment at the end of the period so calculated by the initial amount invested and subtracting 100%. The standard average annual total return, as prescribed by the Securities and Exchange Commission ("SEC"),
 is derived from this
total return, which provides the ending redeemable value.
Such standard total return
information may also be accompanied with nonstandard total return information over different periods of time by means of aggregate, average, year-by-year, or other types of total return figures.

	Each Portfolio's cumulative total return and average annual total return for the one and five year periods, and since each Portfolio's inception date are shown below.

Portfolio
Cumulative Total Returns as of 12/31/98

1 year
5 year
Since Inception
7/20/89




Income and Growth Portfolio
12.89 %
115.95 %
252.86 % 7/20/89
U.S. Gov't/High Quality
        Securities Portfolio
     0.22
%
     27.52
%
81.02 % 7/31/89
Reserve Account Portfolio
   -0.89
%
     13.26
%
53.61%  8/2/89

Portfolio
Average Annual Total Returns as of
12/31/98

1 year
5 year
Since
Inception
7/20/89




Income and Growth Portfolio
12.89 %
 16.65 %
14.27 %
7/20/89
U.S. Gov't/High Quality
      Securities Portfolio
     0.22
%

4.98%
6.50% 7/31/89
Reserve Account Portfolio
   -0.89%
      2.52
%
4.66 % 8/2/89

	Each cumulative Portfolio's yield is computed by dividing the net investment income per share earned during a specified thirty day period by the net asset value per share on the last day of such period and annualizing the result. For purposes of the yield calculation, interest income is determined based on a yield to maturity percentage for each long-term fixed income obligation in the Portfolio; income on short-term obligations is based on current payment rate.

	The Fund calculates current distribution return for the Income and Growth Portfolio by dividing the distributions from investment income declared during the most recent twelve months by the net asset value on the last day of the period for which current distribution return is presented. The Fund calculates current distribution return for the U.S. Government Securities Portfolio by annualizing the most recent quarterly distribution from investment income and dividing by the net asset value on the last day of the period for which current distribution return is presented. The Fund calculates current distribution return for the Reserve Portfolio by annualizing the most recent monthly distribution and dividing by the net asset value on the last day of the period for which current distribution return is presented.
 A Portfolio's current distribution
return may vary from time to time depending on market conditions, the composition of its investment portfolio and operating expenses. These factors and possible differences in the methods used in calculating current distribution return, and the charges that are
imposed on the Contracts by the Separate Account, should be considered when comparing the
Portfolio's current distribution return to yields published for other investment companies and other investment vehicles. From time to time, the Fund may include its current distribution return in information furnished to present or prospective shareowners.

	A Portfolio's current distribution return may vary from time to time depending on market conditions, the composition of its investment portfolio and operating expenses.
These factors and possible differences in the methods used in calculating current distribution return, and the charges that are imposed on the Contracts by the Separate
Account, should be considered when comparing a Portfolio's current distribution return to yields published for other investment companies and other investment vehicles. Current distribution return should also be considered relative to changes in the value of the Portfolio's shares and to the risks associated with the Portfolio's investment objective and policies. For example, in comparing current distribution returns with those offered
by Certificate of Deposit ("CDs"), it should noted that CDs are insured (up to $100,000) and offered a fixed rate of return.
Returns of the Reserve Account Portfolio may from time to time be compared with returns of money market funds measured by
Donoghue's Money Fund Report, a widely-distributed publication on money market funds.

	Performance information may be useful in evaluating a Portfolio and for providing a basis for comparison with other financial alternatives.
  Since the performance of each
Portfolio changes in response to fluctuations in market
 conditions, interest rate and
Portfolio expenses, no performance quotation should be considered a representation as to the Portfolio's performance for any future period.

	TRUSTEES AND OFFICERS

LEE ABRAHAM, Trustee
Retired; formerly Chairman and Chief Executive
Officer of Associated Merchandising
Corporation, a major retail merchandising and sourcing
 organization; Director of Galey &
Lord, an apparel manufacturer, Liz Claiborne, a specialty retailer, R.G. Barry Corp., a footwear manufacturer and Signet Group plc, a specialty retailer. His address is 106
Barnes Road, Stamford, Connecticut 06902; Age 76.




ALLAN J. BLOOSTEIN, Trustee
President of Allan J. Bloostein Associates,
 a consulting firm; Retired Vice Chairman and Director of The May Department Stores Company;
 Director of CVS Corporation, a drug store chain, and Taubman Centers Inc., a real estate development company. His address is 27
West 67th Street, New York, New York 10023; Age 69.

JANE DASHER, Trustee
Investment Officer of Korsant Partners, a family investment company; Prior to 1997, an Independent Financial Consultant; Age 49.


DONALD R. FOLEY, Trustee
Retired  3668 Freshwater Drive, Jupiter, Florida 33477.
Formerly Vice President of Edwin
Bird Wilson, Incorporated (advertising); Age 76.

RICHARD E. HANSON, JR., Trustee
Head of School, New Atlanta Jewish Community High School,
 Atlanta Georgia since September
1996; formerly Headmaster, The Peck School, Morristown,
 New Jersey; prior to July 1,
1994, Headmaster, Lawrence County Day School-Woodmere
Academy, Woodmere, New York; His
address is 58 Ivy Chase, Atlanta, GA 30342; Age 57.

PAUL HARDIN, Trustee
Professor of Law at the University of North Carolina at
 Chapel Hill, University of North
Carolina, 103 S. Building, Chapel Hill, North Carolina
27599; Director of fourteen
investment companies associated with Smith Barney; and a Director of The Summit
Bancorporation; Formerly, Chancellor of the University
 of North Carolina at Chapel Hill,
University of North Carolina; Age 67.

*HEATH B. McLENDON, Chairman of the Board and Chief
Executive Officer
Chairman of the Board and Investment Officer; Managing
Director of Salomon Smith Barney
Inc. ("Salomon Smith Barney"); President of SSBC and Travelers Investment Adviser, Inc.
("TIA); Chairman or Co-Chairman of the Board of fifty-nine investment companies managed by affiliates of Salomon Smith Barney; Age 65.

RODERICK C. RASMUSSEN, Trustee
Investment Counselor, 81 Mountain Road, Verona,
New Jersey 07044. Formerly Vice President of Dresdner and Company Inc. (investment counselors);
Age 72.

JOHN P. TOOLAN, Trustee
Retired, 13 Chadwell Place, Morristown, New Jersey 07960.
Formerly, Director and Chairman
of the Smith Barney Trust Company, Director of Smith
Barney Holdings Inc. and the Manager
and Senior Executive Vice President, Director and
 Member of the Executive Committee of
Smith Barney; Age 68.

*LEWIS E. DAIDONE, Senior Vice President and Treasurer
Managing Director of Salomon Smith Barney, Senior
 Vice President and Treasurer of fifty-
nine investment companies associated with Salomon
 Smith Barney, and Director and Senior
Vice President of the Manager; Age 41.

*PAUL BROOK, Controller
Director of Salomon Smith Barney and Controller or
Assistant Treasurer of forty-three
investment companies associated with Smith Barney since 1998; Managing Director of AMT
Capital Services Inc. from 1997-1998; Partner with Ernst & Young LLP prior to 1997; Age
45.

*CHRISTINA T. SYDOR, Secretary
Managing Director of Salomon Smith Barney and Secretary of fifty-nine investment companies associated with Salomon Smith Barney; Secretary and General Counsel of the
Manager; Age 48.

On April 9, 1999, Trustees and officers owned in the aggregate less than 1% of the outstanding securities of the Fund.

The following table shows the compensation paid by the Fund to each person who was a Trustee during the Fund's last fiscal year. None of the officers of the Fund received any compensation from the Fund for such period.
Officers and interested Trustees of the
Fund are compensated by Salomon Smith Barney.







COMPENSATION TABLE


  Name of
Person

 Aggregate
Compensation
from the
Fund Fiscal
Year Ended
12/31/98

Pension or
Retirement
Benefits
Accrued as
Part of Fund's
Expenses

Total
Compensation
from Fund
and Fund
Complex Paid
to Directors
for the
Calendar
Year Ended
12/31/98

Total Number of
Funds for Which
Person Serves
within Fund
Complex for the
Calendar Year
Ended 12/31/98
Lee Abraham++
       $
0
            $
0
      $
47,750
2
Allan J.
Bloostein++
       $
0
            $
0
      $
90,500
9
Jane Dasher++
       $
0
            $
0
      $
0
0
Joseph H.
Fleiss**+
    $
663
            $
0
      $
32,943
10
Donald R.
Foley**
    $ 1906
            $
0
      $
57,100
10
Richard E.
Hanson++
    $
0
            $
0
      $
47,950
2
Paul Hardin
    $ 1513
            $
0
      $
71,400
12
Heath B.
McLendon*
    $
0
            $
0
0
59
Roderick C.
Rasmussen
    $ 1913
            $
0
      $
57,100
10
John P. Toolan**
    $ 1613
            $
0
      $
54,700
10

________________________________________
? Designates a trustee who is an "interested person"
? of the Fund.

** Pursuant to a deferred compensation plan, the indicated persons elected to defer the following amounts of their compensation from the Fund:
Joseph H. Fleiss: $0, Donald R.
Foley: $6 and John P. Toolan: $1,613, and the following amounts of their total compensation from the Fund Complex: Joseph H. Fleiss:
 $0, Donald R. Foley: $21,000,  and
John P. Toolan: $54,700. During the Fund's most recent fiscal year ended December 31,
1998, the estate of a deceased director was paid his previously deferred compensation, which totaled $5,032 from the Fund and $171,148 from the Fund complex.

+ Effective January 1, 1998, Mr. Fleiss became a Trustee
Emeritus. Upon attainment of age
72 the Fund's current Trustees may elect to change to emeritus status. Any trustee elected or appointed to the Board of Directors in the future will be required to change to emeritus status upon attainment of age 80. Trustees
Emeritus are entitled to serve in
emeritus status for a maximum of 10 years during which time they are paid 50% of the annual retainer fee and meeting fees otherwise to the Fund's trustees, together with reasonable out-of-pocket expenses for each meeting attended.  During the
Fund's last fiscal year aggregate compensation from the Fund to Emeritus Trustees (other than Mr. Fleiss who is covered in the table above) totaled $155.

++ Elected as of April 19, 1999, therefore no compensation was paid by fund through
12/31/98.


DETERMINATION OF NET ASSET VALUE

	The net asset value of each Portfolio's share will be determined on any day that the New York Stock Exchange is open.  The New York Stock
Exchange is closed on the
following holidays:  New Year's Day, Martin Luther King Jr. Day,
Washington's Birthday,
Good Friday, Memorial Day, Independence Day, Labor Day,
Thanksgiving Day and Christmas
Day.

REDEMPTION OF SHARES

	Redemption payments shall be made wholly in cash unless the Trustees believe that economic conditions exist that would make such a practice detrimental to the best interests of the Fund and its remaining shareowners. If a redemption is paid in portfolio securities, such securities will be valued in accordance with the procedures described under "Share Price" in the Prospectus and shareholder would incur brokerage expenses if these securities were then converted to cash.



DIVERSIFICATION

	Each Portfolio of the Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code (the "Code") and to declare and make annual distributions of substantially all of its taxable income and net taxable capital gains to its shareowners (i.e. the Separate Accounts). Such distributions are automatically invested in additional shares of the Portfolio at net asset value and are includable in gross income of the Separate Accounts holding such shares.
  See the accompanying Contract
Prospectus for information regarding the federal income
 tax treatment of distributions to
the Separate Accounts and to holders of the Contracts.

	Each Portfolio of the Fund is subject to asset diversification regulations promulgated by the U.S. Treasury Department under the Code. The regulations generally provide that, as of the end of each calendar quarter or within 30 days thereafter, no
more than 55% of the total assets of the Portfolio may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three
investments, and no more than 90% by any four investments.
  For this purpose all
securities of the same issuer are considered a single investment. If a Portfolio should fail to comply with these regulations, Contracts invested in that Portfolio would not be treated as annuity, endowment or life insurance contracts under the Code.

CUSTODIAN

	Portfolio securities and cash owned by the Fund are held in the custody of PNC
Bank, National Association, 17th and Chestnut Streets,
 Philadelphia, PA 19103 (foreign
securities, if any, will be held in the custody of The
Chase Manhattan Bank, N.A.).

DISTRIBUTOR

CFBDS, 21 Milk Street, Boston, Massachusetts 02109, serves as the Funds' principal underwriter.

INDEPENDENT AUDITORS

	KPMG LLP, 345 Park Avenue, New York, NY 10154, has been selected as the Fund's independent auditors to examine and report on the
 Fund's financial statements and
highlights for the fiscal year ending December 31, 1999.

THE FUND

	The Fund, an open-end, diversified, managed investment company, is organized as a "Massachusetts business trust" pursuant to the Declaration of Trust dated December 18,
1986. Pursuant to the Declaration of Trust, the Trustees
1987.  have authorized the issuance of
three series of shares, each representing shares in one of
 three separate Portfolios -
the Income and Growth Portfolio, the U.S. Government/High
Quality Securities Portfolio
and the Reserve Account Portfolio. Pursuant to such authority, the Trustees may also authorize the creation of additional series of shares and additional classes of shares within any series (which would be used to distinguish among the rights of different categories of shareholders, as might be required by future regulations or other
unforeseen circumstances).

	The investment objectives, policies and restrictions applicable to additional
Portfolios would be established by the Trustees at the time such Portfolios were established and may differ from those set forth in the Prospectus and this SAI. In the event of liquidation or dissolution of a Portfolio or of the Fund, shares of a Portfolio are entitled to receive the assets belonging to that
 Portfolio and a proportionate
distribution, based on the relative net assets of the respective Portfolios, of any general assets not belonging to any particular Portfolio that are available for distribution.

	The assets of each Portfolio will be segregated and separately managed. Each share of a Portfolio represents an equal proportionate interest in that Portfolio with each other share of the same Portfolio and is entitled to such dividends and distributions out of the net income of that Portfolio as are declared in the discretion of the Trustees.
Shareowners are entitled to one vote for each share held and will vote by individual
Portfolio except to the extent required by the Act.  The
Fund is not required to hold
annual shareowner meetings, although special meetings may be called for the Fund as a whole, or a specific Portfolio, for purposes such as electing or removing Trustees,
changing fundamental policies or approving a contract. Shareowners may, in accordance with the Declaration of Trust, cause a meeting of shareowners to be held for
the purpose of voting on the removal of Trustees.
In accordance with current law and as
explained further in the accompanying Contract Prospectus,
 the Separate Account will vote
its shares in accordance with instructions received from policyowners.

	The Declaration of Trust may be amended only by a "majority shareholder vote" as defined therein, except for certain amendments that may be made by the Trustees. The
Declaration of Trust and the By-Laws of the Fund are designed to make the Fund similar in most respects to a Massachusetts business corporation.
 The principal distinction between
the two forms relates to shareowner liability described below. Under Massachusetts law, shareowners of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust, which is not the case with a corporation. The Declaration of Trust of the Fund provides that shareowners shall not be subject to any personal liability for the acts or obligations of the Fund and that every written obligation, contract, instrument or undertaking made by the Fund shall contain a provision to the effect that the shareowners are not personally liable thereunder.

	Special counsel for the Fund are of the opinion that no personal liability will attach to the shareowner under any undertaking containing such provision when adequate
notice of such provision is given, except possibly in a few jurisdictions. With respect to all types of claims in the latter jurisdictions and with respect to tort claims, contract claims where the provision referred to is omitted from the undertaking, claims for taxes and certain statutory liabilities in other jurisdictions, a shareowner may be held personally liable to the extent that claims are not satisfied by the Fund; however, upon payment of any such liability the shareowner will be entitled to reimbursement from the general assets of the Fund. The Trustees intend to conduct the operations of the Fund, with the advice of counsel, in such a way so as to avoid, as far as possible, ultimate liability of the shareowners for liabilities of the Fund.

	The Declaration of Trust further provides that no Trustee, officer or employee of the Fund is liable to the Fund or to a shareowner, except as such liability may arise
from his or its own bad faith, willful misfeasance, gross negligence, or reckless disregard of his or its duties, nor is any Trustee, officer or employee personally liable to any third persons in connection with the affairs of the Fund. It also provides that all third persons shall look solely to the Fund property or the property of the appropriate Portfolio of the Fund for satisfaction of claims arising in connection with
the affairs of the Fund or a particular Portfolio, respectively. With the exceptions stated, the Declaration of Trust provides that a Trustee, officer or employee is entitled to be indemnified against all liability in connection with the affairs of the Fund.

	The Fund shall continue without limitation of time subject to the provisions in the Declaration of Trust concerning termination of the trust or any of the series of the trust by action of the shareowners or by action of the Trustees upon notice to the shareowners.

MANAGEMENT AGREEMENTS

	The Trustees are responsible for the direction and supervision of the Fund's business and operations. The Fund employs SSBC Fund
Management Inc., formerly Mutual
Management Corp., a wholly-owned subsidiary of Salomon
Smith Barney Holdings Inc.
("Holdings"), to manage the day to day operations of each Portfolio pursuant to a management agreement entered into by the Fund on behalf of each Portfolio. Holdings is also the parent company of Salomon Smith Barney Inc.
 ("Salomon Smith Barney") and is a
subsidiary of Citigroup Inc., a diversified financial
 service holding company.  The
manager was incorporated on March 12, 1968 under the laws of the State of Delaware. As of March 31, 1999 the manager had aggregate assets under the management in excess of $114 billion. The manager, Salomon Smith Barney and Holdings are each located at 388
Greenwich Street, New York, NY  10013.  The term
"Smith Barney" in the title of the Fund
has been adopted by permission of Salomon Smith Barney and is subject to the right of Salomon Smith Barney to elect that the Fund stop using the term in any form or
combination of its name.

	The manager provides each Portfolio with advice and assistance with respect to the acquisition, holding or disposal of securities and recommendations with respect to other aspects of the business and affairs of each Portfolio and furnishes each Portfolio with bookkeeping, accounting and administrative services, office space and equipment, and the services of the officers and employees of the Fund.
 By written agreement Salomon Smith
Barney's Research and other departments and staff will furnish the manager with information, advice and assistance and will be available for consultation on the Fund's
Portfolios, thus Salomon Smith Barney may also be considered an investment adviser to the
Fund. Salomon Smith Barney's services are paid for by the manager; there is no charge to the Fund for such services. For the services provided by the manager, the Fund pays the
manager monthly fees equal to of .60% of the average daily net assets of the Income and Growth Portfolio and of .45% of the average daily net assets of the U.S. Government/High
Quality Portfolio and the Reserve Account Portfolio.
The manager has agreed to waive its
fee to the extent that the aggregate expenses of Portfolio exclusive of taxes, brokerage, interest and extraordinary expenses, such as litigation and indemnification expenses, exceed 1% of the average daily net assets for any fiscal year of the Portfolio.
The 1% voluntary expense limitation shall be in effect until it is terminated by notice to shareowners and by supplement to the then current prospectus.

	For the years 1996 and 1997 the management fee for the Income and Growth Portfolio was $164,890 and $109,300 respectively, the management fee for U.S. Government/High
Quality Portfolio was $17,828 and $9,382 respectively, and the management fee for the Reserve Account Portfolio was $5,864 and $857, respectively.
 For the year ended December
31, 1998, received management fees equal to $88,984 for the Income and Growth Portfolio and waived all of its management fees and reimbursed expenses of $4,832 and $15,552 for the U.S. Government/High Quality Securities and Reserve Account Portfolios, respectively.

	The Management Agreement for each of the Fund's Portfolios provides that all other expenses not specifically assumed by the manager under the Management Agreement on behalf of the Portfolio are borne by the Fund. Expenses payable by the Fund include, but are not limited to, all charges of custodians (including sums as custodian and sums for keeping books and for rendering other services to the Fund) and shareowner servicing agents, expenses of preparing and printing its prospectuses, proxy material, reports and
notices sent to shareowners, all expenses of and Trustees' meetings, filing fees and expenses relating to the registration statements, fees of auditors and legal counsel, out-of-pocket expenses of Trustees and fees of Trustees who are not "interested persons" as defined in the Act, interest, taxes and governmental fees, fees and commissions of every kind, expenses of issue, repurchase or redemption of shares, insurance expense, association membership dues, all other costs incident to the Fund's existence and extraordinary expenses such as litigation and indemnification expenses.
Direct expenses of each Portfolio of the Fund, including
 but not limited to the
respective management fees, are charged to that Portfolio, and general trust expenses are allocated among the Portfolios on the basis of relative net assets. No sales or promotion expenses are incurred by the Fund, but expenses incurred in complying with laws regulating the issue or sale of the Fund's shares, which are paid by the Fund, are not deemed sales or promotion expenses.

	In addition, brokerage is allocated to Salomon
Smith Barney, provided that, in the
judgment of the Trustees of the Fund, the commission, fee or other remuneration received or to be received by Salomon Smith Barney (or any broker/dealer affiliate of Salomon
Smith Barney that is also a member of a securities exchange is reasonable and fair compared to the commission, fee or other remuneration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during the same or comparable period of time. In all trades to be directed to Salomon Smith Barney, the Fund has been assured that its orders will be accorded priority over those received from Salomon Smith Barney for its own account or for any of its Trustees, officers or employees.
  It may expect that the
preponderance of transactions in the Government/High Quality Portfolio and the Reserve
Account Portfolio will be principal transactions, and the Fund will not deal with Salomon
Smith Barney in any transaction in which Salomon Smith acts as principal.

	During fiscal year 1998 the total amount of commissionable transactions was
$17,266,156 (53.25%) of which $____ was directed to other brokers and $8,071,796 (46.75%)
of which was directed to Salomon Smith Barney. Shown below are the total brokerage fees paid by the Fund for each of the past three years on behalf of the Income and Growth
Portfolio, the portion paid to Smith Barney and the portion paid to other brokers for the execution of orders allocated in consideration of research and statistical services or solely for their ability to execute the order.


Commissions


Total
To Salomon Smith Barney
To Others
for
Execution
Only
To Others For Execution
and Research and
Statistical Services
1996
1997
1998
$49,776
$28,199
$20,477
$16,187	$16,187	32.5%
$11,06
$10,449	39.2%
$ -0-	-0-%
$ -0-
$ -0-	-0-%
$33,589	$33,589	67.5%
$17,139
$10,028	60.8%

The Board of Trustees of the Fund has adopted certain policies and procedures incorporating the standard of Rule l7e-l issued by Securities and Exchange Commission under the Act which requires that the commissions paid to Salomon Smith Barney must be "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time." The Rule and the policy and procedures also contain review requirements and require the Manager to furnish reports to the Board of Trustees and to maintain records in connection with such reviews.

VOTING RIGHTS

	The Trustees themselves have the power to alter the number and the terms of office of the Trustees, and they may at any time lengthen their own terms or make their terms of
unlimited duration (subject to certain removal procedures) and appoint their own successors, provided that in accordance with the Act always at least a majority, but in most instances, at least two-thirds of the Trustees have been elected by the shareowners of the Fund. Shares do not have cumulative voting rights and therefore the owners of more than 50% of the outstanding shares of the Fund may elect all of the Trustees
irrespective of the votes of other shareowners. Shares of the Fund entitle their owners to one vote per share; however, on any matter submitted to a vote of the shareowners, all shares then entitled to vote will be voted by individual Portfolio unless otherwise required by the Act (in which case all shares will be voted in the aggregate). For example, a change in investment policy for a Portfolio would be voted upon only by shareowners of the Portfolio involved. Additionally approval of each Portfolio's management agreement is a matter to be determined separately by that Portfolio. Approval of a proposal by the shareowners of one Portfolio is effective as to that Portfolio whether or not enough votes are received from the shareowners of the other Portfolio to approve the proposal as to that Portfolio. As of January 29, 1999, Nationwide Life
Insurance Co. owned 955,741.455 (100%) of the outstanding shares of the Income and Growth
Portfolio, 86,259.824 (100%) of the outstanding shares of the U.S. Government/High
Quality Securities Portfolio, and 7,638.840 (100%) of the outstanding shares of the
Reserve Account Portfolio.

FINANCIAL STATEMENTS

	The Fund's, Annual Report to Shareholders, for the fiscal year ended December 31,
1998 is incorporated herein by reference in its entirety was filed on April 27, 1999 accession number 9155-99-273.



APPENDIX - RATINGS OF DEBT OBLIGATIONS

BOND (AND NOTES) RATINGS

Moody's Investors Service, Inc.

	Aaa - Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged."
Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

	Aa - Bonds that are rated "Aa" are judged to be of high quality by all standards.
Together with the "Aaa" group they comprise what are generally known as high grade bonds.
They are  rated lower than the best bonds because
 margins of protection may not be as
large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long term risks appear
somewhat larger than in "Aaa" securities.

	A - Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations.
Factors giving security to principal
and interest are considered adequate by elements may be present that suggest a susceptibility to impairment sometime in the future.
Baa - Bonds that are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured.
Interest payments and principal
security appear adequate for the present but certain
 protective elements may be lacking
or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

	Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad
times over the future. Uncertainty of position characterizes bonds in this class.

	B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

	Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree.
Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

	Con (..) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally.
  These are bonds secured by
(a) earnings of projects under construction, (b) earnings
(b) of projects unseasoned in
operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

	Note: The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor's Ratings Group

	AAA - Debt rated "AAA" has the highest rating assigned by Standard & Poor's.
Capacity to pay interest and repay principal is extremely strong.

	AA - Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A- Debt rated "A" has a strong capacity to pay interest
B-  and repay principal
although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

	BBB - Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

	BB, B, CCC, CC, C - Debt rated 'BB', 'B', 'CCC', 'CC' and 'C' is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation.
'BB' indicates the lowest
degree of speculation and 'C' the highest degree of speculation.
  While  such debt will
likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

	Plus (+) or Minus (-): The ratings from 'AA' to 'B' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional Ratings:  The letter "p" indicates that the
 rating is provisional.  A
provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise judgment with respect to such likelihood and risk.

	L The letter "L" indicates that the rating pertains to the principal amount of those bonds where the underlying deposit collateral is fully insured by the Federal
Savings & Loan Insurance Corp. or the Federal Deposit
Insurance Corp.

	 Continuance of the rating is contingent upon S&P's receipt of closing documentation confirming investments and cash flow.

	* Continuance of the rating is contingent upon S&P's receipt of an executed copy of the escrow agreement.

	NR Indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.


COMMERCIAL PAPER RATINGS

Moody's Investors Service, Inc.

	Issuers rated "Prime-1" (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations.
 Prime-1 repayment will
normally be evidenced by the following characteristics:
  leading market positions in
well-established  industries; high rates of return on
 funds employed; conservative
capitalization structures with moderate reliance on debt and ample asset protection;
broad margins in earnings coverage of fixed financial
 changes and high internal cash
generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

	Issuers rated "Prime-2" (or related supporting institutions) have strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree.
 Earnings trends and
coverage ratios, while sound, will be more to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions.
Ample alternate liquidity is maintained.

 Standard & Poor's Ratings Group

A-1 - This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issuers determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.

	A-2 - Capacity for timely payment on issues with this designation is strong.
However, the
relative degree of safety is not as high as for issues designated A-1.











	PART C  Other Information

Item 23 . Exhibits

		(a)	Declaration of Trust dated as of December 18, 1986 is
incorporated herein by reference to Exhibit 1 to Pre-Effective Amendment No. 1 to the Registration Statement N. 33-10839.

		(b)	Bylaws of the Trust are incorporated by reference to
Exhibit 2 to Pre-Effective Amendment No. 4.

		(c)	Not applicable.

		(d)	(1)	Management Agreement between the Income and
Growth Portfolio and Smith, Barney Advisers, Inc. is incorporated by reference to Exhibit 5(a)(i) to Pre-Effective Amendment No. 4.

			(2)	Management Agreement between U.S.
Government/High Quality Securities Portfolio and Smith, Barney Advisers, Inc. by reference to Exhibit 5(a)(ii) to Pre-Effective Amendment No. 4.

			(3)	Management Agreement between Reserve Account
Portfolio and Smith Barney Advisers, Inc. is incorporated by reference to Exhibit (5)(a)(iii) to Pre-Effective Amendment No. 4.

			(4)	Subadvisory Agreement between Smith, Barney
Advisers, Inc. and Smith Barney, Harris Upham & Co. Incorporated is incorporated by reference to Exhibit (5)(b) to Pre-Effective Amendment No. 4.

		(e)	Distribution Agreement between Smith Barney Variable
Account Funds and CFBDS, Inc. is incorporated by reference to Exhibit (e) to Post-Effective Amendment No.11.

		(f)	Not applicable.

		(g)	Custodian Agreement between Registrant and Provident
National Bank is incorporated herein by reference to Exhibit 8 to Pre-Effective Amendment No. 4.

(h)	(1) 	Transfer Agency Agreement between Registrant and
Provident Financial Processing Corp. is incorporated herein by reference to Exhibit 9 to Pre-Effective Amendment No. 4.

			(2)	Form of Transfer Agency Agreement between
Registrant and First Data Investor Services Group, Inc. is incorporated herein by reference to Exhibit 9(b) to Post-Effective Amendment No. 8.


		(i)	(1)	Opinion of Sullivan & Cromwell is incorporated
by reference to Pre-Effective Amendment No. 1.

			(2)	Opinion of Gaston & Snow is incorporated herein
by reference to Exhibit 10 to Pre-Effective Amendment No. 4.

(j) Auditors' Consent (filed herewith)
(k) Not applicable.
(l) Subscription Agreement between the Fund and
Smith, Barney Advisers, Inc. dated June 27, 1989 is incorporated herein by reference to Exhibit 13 to Pre-Effective Amendment No. 4.

		(m)	Not applicable.

		(n)	Financial Data Schedule is filed herewith.

		(o) Plan 3 pursuant to Rule 18f-3 is incorporated by reference to Exhibit 18 to Post-Effective Amendment No. 7

Item 24.  Persons Controlled by or under Common Control with Registrant.

		The Registrant is not controlled directly or indirectly by any person. Information with respect to the Registrant's investment manager is set forth under the caption "Management" in the prospectus included in Part
A of this Amendment to the Registration Statement on Form N-1A.

Item 25.  Indemnification

		Reference is made to ARTICLE V of Registrant's Declaration of Trust for a complete statement of its terms. Section 52. of ARTICLE V provides: "No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders, or to any Shareholder, Trustee, officer, employee or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of his or its duties." Emphasis added.

Item 26.  Business and other Connections of the Manager and Investment
Adviser

		See the material under the caption Management included in Part A (Prospectus) of this Registration Statement and the material appearing under the caption Management Agreements included in Part B (Statement of Additional Information) of this Registration Statement.

	Information as to the Directors and Officers of SSBC Fund Management Inc. is included in its Form ADV (File no. 801-8314), filed with the Commission, which is incorporated herein by reference thereto.

Item 27.  Principal Underwriters

(a) CFBDS, Inc., ("CFBDS") the Registrant's Distributor, is also the distributor for the following Smith Barney funds: Concert Investment Series, Consulting Group Capital Markets Funds, Greenwich Street Series Fund, Smith Barney Adjustable Rate Government Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Concert Allocation Series Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Funds, Inc., Smith Barney Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Smith Barney Investment Funds Inc., Smith Barney Investment Trust, Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Smith Barney Muni Funds, Smith Barney Municipal Money Market Fund, Inc., Smith Barney
Natural Resources Fund Inc., Smith Barney New Jersey Municipals
Fund Inc., Smith Barney Oregon Municipals Fund Inc., Smith Barney Principal Return Fund, Smith Barney Small Cap Blend Fund, Inc., Smith Barney Telecommunications Trust, Smith Barney Variable Account Funds, Smith Barney World Funds, Inc., Travelers Series Fund Inc., and various series of unit investment trusts.

CFBDS also serves as the distributor for the following funds: The Travelers Fund UL for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III for Variable Annuities, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Fund UL for Variable Annuities, The Travelers Fund UL II for Variable Annuities, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities, The Travelers Timed Aggressive Stock Account for Variable Annuities, The Travelers Timed Bond Account for Variable Annuities.

In addition, CFBDS, the Registrant's Distributor, is also the distributor for CitiFunds Multi-State Tax Free Trust, CitiFunds Premium Trust, CitiFunds Institutional Trust, CitiFunds Tax Free Reserves, CitiFunds Trust I, CitiFunds Trust II, CitiFunds Trust III, CitiFunds International Trust, CitiFunds Fixed Income Trust, CitiSelect VIP Folio 200, CitiSelect VIP Folio 300, CitiSelect VIP Folio 400, CitiSelect VIP Folio 500, CitiFunds Small Cap Growth VIP Portfolio. CFBDS is also the placement agent for Large Cap Value Portfolio, Small Cap Value Portfolio, International Portfolio, Foreign Bond Portfolio, Intermediate Income Portfolio, Short-Term Portfolio, Growth & Income Portfolio, U.S. Fixed Income Portfolio, Large Cap Growth Portfolio, Small Cap Growth Portfolio, International Equity Portfolio, Balanced Portfolio, Government Income Portfolio, Tax Free Reserves Portfolio, Cash Reserves Portfolio and U.S. Treasury Reserves Portfolio.

In addition, CFBDS is also the distributor for the following Salomon Brothers funds: Salomon Brothers Opportunity Fund Inc., Salomon Brothers Investors Fund Inc., Salomon Brothers Capital Fund Inc., Salomon Brothers Series Funds Inc., Salomon Brothers Institutional Series Funds Inc., Salomon Brothers Variable Series Funds Inc.

In addition, CFBDS is also the distributor for the Centurion Funds, Inc.

(b)	The information required by this Item 27 with respect to each director and officer of CFBDS is incorporated by reference to Schedule A of Form BD filed by CFBDS pursuant to the Securities and Exchange Act of 1934 (File No. 8-32417).

(c)	Not applicable.


Item 28.	Location of Accounts and Records

		PNC Bank, National Association, 17th and Chestnut Streets, Philadelphia, Pennsylvania 19103, and First Data Investor Services Group, Inc., Exchange Place, Boston, Massachusetts 02109-2873, will maintain the custodian and the shareholders servicing agent records, respectively required by Section 31(a) of the Investment Company Act of 1940, as amended (the 1940
Act).
	All other records required by Section 31(a) of the 1940 Act are maintained at the offices of the Registrant at 388 Greenwich Street, New York, New York 10013 (and preserved for the periods specified by Rule
31a-2 of the 1940 Act).

Item 29.	Management Services

	Not applicable.

Item 30.	Undertakings

	None



	SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, and where applicable, the true and lawful attorney-in-fact, thereto duly authorized, in the City of New York, and State of New York on the 30th day of April 1999.

	SMITH BARNEY VARIABLE ACCOUNT FUNDS

	By/s/ Heath B. McLendon
	Heath B. McLendon
	Chairman of the Board and
	Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures				Title					Date

/s/ Heath B. McLendon      	Chairman of the Board	April 30, 1999
(Heath B. McLendon)	and Chief Executive Officer


/s/ Lewis E. Daidone        	Senior Vice President
(Lewis E. Daidone)		and Treasurer		April 30, 1999


Donald R. Foley*          	Trustee			April 30, 1999
(Donald R. Foley)


Paul Hardin*                  Trustee			April 30, 1999
(Paul Hardin)

Roderick C. Rasmussen*  	Trustee			April 30, 1999
(Roderick C. Rasmussen)

John P. Toolan*             	Trustee			April 30, 1999
(John P. Toolan)


*By: /s/ Christina T. Sydor               		April 30, 1999
   Christina T. Sydor
   Pursuant to Power of Attorney



	EXHIBIT INDEX	j	Auditors'Consent
	n.	Financial Data Schedule